Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 13,269	$ 17,286	$ 16,128
Cost of sales	(8,049)	(8,999)	(8,493)
Gross profit	5,220	8,287	7,635
Selling, general and administrative expenses	(1,649)	(1,631)	(1,454)
Research and development expenses	(2,077)	(2,100)	(1,901)
Other income and expenses, net	182	55	159
Operating income	1,676	4,611	4,439
Interest income (expense), net	218	171	58
Other components of pension benefit costs	(15)	(19)	(11)
Loss on financial instruments, net	(1)	0	0
Income (loss) before income tax benefit (expense)	1,878	4,763	4,486
Income tax expense	(313)	(541)	(520)
Net income	1,565	4,222	3,966
Net income attributable to noncontrolling interest	(8)	(11)	(6)
Net income attributable to parent company stockholders	$ 1,557	$ 4,211	$ 3,960
Earnings per share, basic ( in usd per share)	$ 1.73	$ 4.66	$ 4.37
Earnings per share, diluted (in usd per share)	$ 1.66	$ 4.46	$ 4.19
Net sales
Net revenues	$ 13,217	$ 17,239	$ 16,083
Other revenues
Net revenues	$ 52	$ 47	$ 45